Share-based Compensation - Summary of Stock Options and Changes (Long Term Incentive Plans) (Detail) - Long Term Incentive Plans [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended		36 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, Outstanding at January 1, 2018	2,981,033
Stock options, Granted	0	0	0
Stock options, Exercised	803,391
Stock options, Forfeited	73,554
Stock options, Outstanding at December 31, 2018	2,104,088	2,981,033	2,104,088
Stock options, Exercisable at December 31, 2018	1,583,001		1,583,001
Weighted average exercise price, Outstanding at January 1, 2018	$ 48.39
Weighted average exercise price, Granted	0
Weighted average exercise price, Exercised	37.13
Weighted average exercise price, Forfeited	73.43
Weighted average exercise price, Outstanding at December 31, 2018	51.81	$ 48.39	$ 51.81
Weighted average exercise price, Exercisable at December 31, 2018	$ 43.14		$ 43.14
Weighted average remaining contractual term, Outstanding at December 31, 2018	4 years 8 months 12 days
Weighted average remaining contractual term, Exercisable at December 31, 2018	4 years 1 month 6 days
Aggregate intrinsic value, Outstanding at December 31, 2018	$ 49		$ 49
Aggregate intrinsic value, Exercisable at December 31, 2018	$ 48		$ 48